Reconciliation of Operation (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares
Revenue
Oil and natural gas sales	$ 16,797,366	$ 9,375,029	$ 3,700,727
Cost and expenses
Production	4,365,710	3,567,875	2,617,118
Depletion	5,119,174	1,451,032	415,686
Depreciation	175,764	145,035	31,768
Accretion of asset retirement obligation	219,536	264,075	91,983
Stock based compensation	2,397,261	2,118,917	336,366
General and administrative	7,294,972	6,397,500	3,162,934
Total expenses	20,278,827	17,682,025	6,655,855
Loss before other income (expenses)	(3,481,461)	(8,306,996)	(2,955,128)
Other income (expenses)
Interest income	19,179	86,739	46,217
Interest expense	(931,962)
Finance cost	(2,249,055)	(79,693)	(176,386)
Foreign exchange loss	(9,932,252)	1,272,450	25,669
Loss on debt extinguishment	(8,500)	97,051	(159,383)
Change in fair value of derivative liability	4,827	(686,504)	(1,590,762)	$ 472,899
Gain on disposal of equipment	19,535		40,074
Other expense	2,377		2,600
Total other income (expense)	5,297,945	2,185,242	(1,937,998)
Net loss	$ (43,842)	$ (6,121,754)	$ (4,893,126)
Loss per share - basic | $ / shares	$ (0.00)	$ (0.10)	$ (0.15)
Loss per share - diluted | $ / shares	$ (0.00)	$ (0.10)	$ (0.15)
Weighted average shares outstanding - basic | shares	81,084,843	62,491,482	31,633,222	31,633,222
Weighted average shares outstanding - diluted | shares	81,084,843	62,491,482	31,633,222	31,633,222
Other comprehensive loss
Foreign currency translation adjustments	$ (10,013,192)	$ (3,636,492)	$ (357,240)
Comprehensive loss	$ (10,057,034)	$ (9,758,246)	(5,250,366)
IFRS [member]
Revenue
Oil and natural gas sales			3,700,727
Cost and expenses
Production			2,617,118
Depletion			415,686
Depreciation			31,768
Accretion of asset retirement obligation			91,983
Investor relations			914,770
Stock based compensation			336,366
General and administrative			2,248,164
Total expenses			6,655,855
Loss before other income (expenses)			(2,955,128)
Other income (expenses)
Interest income			46,217
Interest expense			(126,027)
Finance cost			(176,386)
Foreign exchange loss			25,669
Loss on debt extinguishment			(159,383)
Change in fair value of derivative liability			(1,590,762)
Gain on disposal of equipment			40,074
Other expense			2,600
Total other income (expense)			(1,937,998)
Net loss			(4,893,126)
Other comprehensive loss
Foreign currency translation adjustments			(357,240)
Comprehensive loss			(5,250,366)
Restatement [member]
Revenue
Oil and natural gas sales
Cost and expenses
Production
Depletion
Depreciation
Accretion of asset retirement obligation
Investor relations
Stock based compensation
General and administrative
Total expenses
Loss before other income (expenses)
Other income (expenses)
Interest income
Interest expense
Finance cost
Foreign exchange loss
Loss on debt extinguishment
Change in fair value of derivative liability			(3,064,400)
Gain on disposal of equipment
Other expense
Total other income (expense)			(3,064,400)
Net loss			$ (3,064,400)
Loss per share - basic | $ / shares			$ (0.10)
Loss per share - diluted | $ / shares			$ (0.10)
Weighted average shares outstanding - basic | shares
Weighted average shares outstanding - diluted | shares
Other comprehensive loss
Foreign currency translation adjustments
Comprehensive loss			(3,064,400)
Previous GAAP [member]
Revenue
Oil and natural gas sales			3,700,727
Cost and expenses
Production			2,617,118
Depletion			233,798
Depreciation			31,768
Accretion of asset retirement obligation			416,354
Investor relations			914,770
Stock based compensation			336,366
General and administrative			2,248,164
Total expenses			6,798,338
Loss before other income (expenses)			(3,097,611)
Other income (expenses)
Interest income			46,217
Interest expense			(126,027)
Finance cost			(176,386)
Foreign exchange loss			25,669
Loss on debt extinguishment			(238,724)
Change in fair value of derivative liability			1,473,638
Gain on disposal of equipment			40,074
Other expense			2,600
Total other income (expense)			1,047,061
Net loss			$ (2,050,550)
Loss per share - basic | $ / shares			$ (0.06)
Loss per share - diluted | $ / shares			$ (0.06)
Weighted average shares outstanding - basic | shares			31,633,222	31,633,222
Weighted average shares outstanding - diluted | shares			31,633,222	31,633,222
Other comprehensive loss
Foreign currency translation adjustments			$ (357,240)
Comprehensive loss			(2,407,790)
Effect of transition to IFRSs [member]
Revenue
Oil and natural gas sales
Cost and expenses
Production
Depletion			181,888
Depreciation
Accretion of asset retirement obligation			(324,371)
Investor relations
Stock based compensation
General and administrative
Total expenses			(142,483)
Loss before other income (expenses)			142,483
Other income (expenses)
Interest income
Interest expense
Finance cost
Foreign exchange loss
Loss on debt extinguishment			79,341
Change in fair value of derivative liability
Gain on disposal of equipment
Other expense
Total other income (expense)			79,341
Net loss			$ 221,824
Loss per share - basic | $ / shares			$ 0.01
Loss per share - diluted | $ / shares			$ 0.01
Weighted average shares outstanding - basic | shares
Weighted average shares outstanding - diluted | shares
Other comprehensive loss
Foreign currency translation adjustments
Comprehensive loss			$ 221,824